Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a normal statutory rate of approximately 38.3% for the years ended March 31, 2013 and 2014 and 35.9% for the year ended March 31, 2015.

Income from operations before income tax expense and equity in net income of equity method investees and income tax expense for the years ended March 31, 2013, 2014 and 2015 consist of the following components:

	Thousands of Yen
	2013	2014	2015
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥7,825,846	¥6,406,153	¥5,407,802
Foreign	(68,982)	(131,262)	(268,810)
Total	¥7,756,864	¥6,274,891	¥5,138,992
Income taxes―current:
Domestic	¥3,140,964	¥2,453,549	¥1,720,557
Foreign	(6,254)	41,582	(34,922)
Total	¥3,134,710	¥2,495,131	¥1,685,635
Income taxes―deferred:
Domestic	¥(528,832)	¥(729,822)	¥181,088
Foreign	1,704	29,996	30,142
Total	¥(527,128)	¥(699,826)	¥211,230

IIJ and domestic subsidiaries adopted the consolidated tax declaration in the fiscal year ended March 31, 2009.

On March 20, 2014, amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate was reduced from 38.3% to 35.9% from the fiscal year beginning April 1, 2014. On March 31, 2015, new amendments to Japanese tax regulations were enacted into law. As a result, the normal Japanese statutory rate will be reduced from 35.9% to 34.2% from the fiscal year beginning April 1, 2015. The effect of the changes in the tax rates on the balance of deferred tax assets and liabilities was an increase of income tax expense by ¥106,487 thousand and ¥51,788 thousand for the years ended March 31, 2014 and 2015, respectively.

The approximate effect of temporary differences and carryforwards giving rise to deferred tax balances at March 31, 2014 and 2015 were as follows:

	Thousands of Yen
	2014		2015
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥847,033	-	¥832,426
Capital leases	¥106,807	-	¥141,255	-
Accrued expenses	748,875	-	995,253	-
Retirement and pension cost	816,558	-	960,151	-
Allowance for doubtful accounts	48,885	-	58,760	-
Depreciation	-	-	101,652	-
Net loss on other investments	240,698	-	230,794	-
Operating loss carryforwards	1,370,277	-	1,276,690	-
Transactions in transit*	-	86,953	-	106,631
Impairment loss on telephone rights	77,690	-	74,268	-
Accrued enterprise tax	101,252	-	86,448	-
Asset retirement obligation	184,325	-	194,553	-
Deferred revenue	614,054	-	353,098	-
Customer relationship	-	1,505,159	-	1,299,335
Tax deduction of goodwill	-	690,499	-	810,172
Excess of tax deductible goodwill over the reported amount of goodwill	316,818	-	88,769	-
Trademark	-	38,413	-	38,413
Investments in equity method investees	-	233,550	-	241,210
Investments in funds	131,443	-	100,045	-
Other	85,770	166,346	333,752	245,421
Total	4,843,452	3,567,953	4,995,488	3,573,608
Valuation allowance	(428,184)	-	(611,997)	-

Total	¥4,415,268	¥3,567,953	¥4,383,491	¥3,573,608

*This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company’s fiscal year-end.

As of March 31, 2014 and 2015, the valuation allowance for deferred tax assets related principally to operating loss carryforwards, at amounts which are not considered more likely than not to be realized. The net changes in the valuation allowance for deferred tax assets were a decrease of ¥647,079 thousand, a decrease of ¥933,623 thousand and an increase of ¥183,813 thousand for the years ended March 31, 2013, 2014 and 2015, respectively.

Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested amounted to ¥369,731 thousand as of March 31, 2015. It is not practicable to calculate the unrecognized deferred tax liability on such undistributed earnings.

As of March 31, 2015, certain subsidiaries had tax operating loss carryforwards as follows.

	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2016	-	-	-
2017	-	-	-
2018	-	-	¥84,479
2019	-	-	865,365
2020 and thereafter	¥586,329	¥149,538	2,605,463

Total	¥586,329	¥149,538	¥3,555,307

“Others” were loss carryforwards of subsidiaries not subject to consolidation tax filing, which were composed of ¥1,586,120 thousand in Japan, ¥1,205,332 thousand in the United States of America, and ¥763,855 thousand  in other countries.

These loss carryforwards are available to offset future taxable income, and will expire in the period ending March 31, 2024 in Japan and December 31, 2033 in the United States of America. The loss carryforwards in other countries will expire in the period ending December 31, 2019 or have an indefinite carryforward period.

A reconciliation between the amount of reported income taxes and the amount of income taxes computed using the normal statutory rate for each of the three years in the period ended March 31, 2015 is as follows:

	Thousands of Yen
	2013	2014	2015

Amount computed by using normal Japanese statutory tax rate	¥2,970,879	¥2,403,283	¥1,844,898
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	89,012	102,634	76,258
Inhabitant tax—per capita	35,809	37,122	39,114
Change in valuation allowance	(666,973)	(957,182)	159,163
Tax effects on investments in equity method investees	168,061	65,489	19,650
Enterprise tax —not based on income	77,868	82,191	90,086
Tax rate change	-	106,487	51,788
Tax credit	-	-	(232,834)
Tax refund by loss carryback	-	-	(32,275)
Other—net	(67,074)	(44,719)	(118,983)
Income tax expense as reported	¥2,607,582	¥1,795,305	¥1,896,865

There was no amount of unrecognized tax benefit for the year ended March 31, 2014 and 2015. The Company does not reasonably expect that the unrecognized tax benefit will change significantly within the next twelve months.

The Company has open tax years subject to examination by major tax jurisdictions from the year ended   March 31, 2013 in Japan and from the year ended December 31, 2006 in the United States of America.